Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Intangible Assets
	Useful	December 31,	December 31,
	Life	2024	2023
		$ thousands	$ thousands

Original amounts:
Software development costs	5 – 10	15,263	13,096
Core technology	2 – 6	3,638	3,638
Customer relationship	2 – 5	1,209	1,209
Trademark	2	440	440

		20,550	18,383

Accumulated amortization:
Software development costs		2,441	1,889
Core technology		813	57
Customer relationship		268	19
Trademark		237	17

		3,759	1,982

Other Intangible assets, net:
Software development costs		12,822	11,207
Core technology		2,825	3,581
Customer relationship		941	1,190
Trademark		203	423

Other Intangible assets, net:		16,791	16,401

Schedule of Estimated Future Amortization Expense of Other Intangible Assets
$ thousands
2025	1,726
2026	2,161
2027	2,186
2028	2,046
2029	1,670
2030 and thereafter	7,002
Total expected amortization	16,791